PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Property and equipment
Property and equipment, gross	$ 462	$ 455
Less: accumulated depreciation	(331)	(303)
Total depreciable assets	131	152
Construction-in-progress	14
Property and equipment, net	145	152
Equipment [Member]
Property and equipment
Property and equipment, gross	311	306
Leasehold Improvements [Member]
Property and equipment
Property and equipment, gross	71	70
Furniture and Fixtures [Member]
Property and equipment
Property and equipment, gross	$ 80	$ 79